Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss per share
21. Net loss per share
Basic net loss per share and diluted net loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
		RMB	RMB

Numerator:
Net profit/(loss)	2,928	14,968	(18,292)
Less: Net profit/(loss) attributable to non-controlling interests	(224)	66	—

Net profit/(loss) attributable to common shares and redeemable preferred shares	3,152	14,902	(18,292)
Redeemable Preferred Shares redemption value accretion	(29,118)	(32,854)	(4,274)
Allocation to redeemable preferred shareholders	(1,558)	(7,431)	1,074
Net loss attributable to common shareholders-Basic and diluted	(27,524)	(25,383)	(21,492)

Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	445,272,000	452,445,068	963,817,614
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted loss per share weighted-average common shares outstanding	445,272,000	452,445,068	963,817,614

Basic and diluted loss per share	(0.06)	(0.06)	(0.02)
The potentially dilutive securities that were not included in the calculation of above dilutive net loss per share in the years presented where their inclusion would be anti-diluted include restricted shares of 3,220,130 and 1,789,534 for the years ended December 31, 2019 and 2020, respectively, and share options of 4,114,655 shares for the year ended December 31, 2020, on a weighted average basis.